Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.82228%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,037,489.39

Principal:
Principal Collections	$22,104,087.25
Prepayments in Full	$12,410,090.66
Liquidation Proceeds	$302,447.68
Recoveries	$92,539.22
Sub Total	$34,909,164.81
Collections	$37,946,654.20

Purchase Amounts:
Purchase Amounts Related to Principal	$321,617.39
Purchase Amounts Related to Interest	$2,286.77
Sub Total	$323,904.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,270,558.36

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,270,558.36
Servicing Fee	$591,672.40	$591,672.40	$0.00	$0.00	$37,678,885.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,678,885.96
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,678,885.96
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,678,885.96
Interest - Class A-3 Notes	$2,057,731.81	$2,057,731.81	$0.00	$0.00	$35,621,154.15
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$35,321,770.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,321,770.82
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$35,102,475.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,102,475.15
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$34,952,064.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,952,064.23
Regular Principal Payment	$32,267,404.78	$32,267,404.78	$0.00	$0.00	$2,684,659.45
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,684,659.45
Residual Released to Depositor	$0.00	$2,684,659.45	$0.00	$0.00	$0.00
Total		$38,270,558.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,267,404.78
Total					$32,267,404.78

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,267,404.78	$67.36	$2,057,731.81	$4.30	$34,325,136.59	$71.66
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$32,267,404.78	$20.44	$2,726,821.73	$1.73	$34,994,226.51	$22.17

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$472,137,318.82	0.9856729	$439,869,914.04	0.9183088
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$622,077,318.82	0.3939841	$589,809,914.04	0.3735480

Pool Information
Weighted Average APR	5.250%	5.286%
Weighted Average Remaining Term	39.23	38.52
Number of Receivables Outstanding	28,756	27,959
Pool Balance	$710,006,876.28	$674,507,428.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$660,358,984.90	$627,559,088.41
Pool Factor	0.4129433	0.3922967

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$46,948,340.01
Targeted Overcollateralization Amount	$84,697,514.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,697,514.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$361,204.88
(Recoveries)		80	$92,539.22
Net Loss for Current Collection Period			$268,665.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4541%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6758%
Second Prior Collection Period			0.5167%
Prior Collection Period			0.8526%
Current Collection Period			0.4657%
Four Month Average (Current and Prior Three Collection Periods)			0.6277%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,924	$11,949,851.37
(Cumulative Recoveries)			$1,743,474.31
Cumulative Net Loss for All Collection Periods			$10,206,377.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5936%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,210.94
Average Net Loss for Receivables that have experienced a Realized Loss			$5,304.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.45%	273	$9,746,718.40
61-90 Days Delinquent	0.19%	37	$1,290,911.37
91-120 Days Delinquent	0.09%	14	$589,111.61
Over 120 Days Delinquent	0.10%	16	$680,522.24
Total Delinquent Receivables	1.82%	340	$12,307,263.62

Repossession Inventory:
Repossessed in the Current Collection Period		18	$664,658.34
Total Repossessed Inventory		26	$914,104.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1962%
Prior Collection Period			0.2191%
Current Collection Period			0.2396%
Three Month Average			0.2183%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3796%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,856,644.81
2 Months Extended	118	$4,321,729.89
3+ Months Extended	25	$746,577.48

Total Receivables Extended	229	$7,924,952.18
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer